Credit Facilities and Commercial Paper (Details) $ in Millions	Aug. 10, 2018 USD ($)	May 01, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Williams Companies Inc [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity	$ 4,500		$ 4,500
Credit facility, loans outstanding			0	$ 160
Additional amount by which credit facility can be increased	$ 500
Maximum ratio of debt to EBITDA after acquisition	5.5
Acquisition Trigger Amount	$ 25
Williams Companies Inc [Member] | Subsequent Event [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, loans outstanding		$ 1,700
Williams Companies Inc [Member] | SwingLineLoan [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity	200
Williams Companies Inc [Member] | Commercial paper [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity	$ 4,000
Commercial paper, outstanding			0	$ 0
Commercial paper, maximum maturity	397 days
Williams Companies Inc [Member] | Letters of credit [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity	$ 1,000
Williams Companies Inc [Member] | Letters Of Credit Under Certain Bilateral Bank Agreements [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, letters of credit outstanding			$ 14
Transcontinental Gas Pipe Line Company, LLC [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity	$ 500
Maximum ratio of debt to capitalization	65.00%
Northwest Pipeline LLC [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity	$ 500
Maximum ratio of debt to capitalization	65.00%
Sep18Dec18Mar19Jun19 [Member] | Williams Companies Inc [Member]
Credit Facility and Commercial Paper [Line Items]
Maximum ratio of debt to EBITDA	5.75
Sep19Dec19 [Member] | Williams Companies Inc [Member]
Credit Facility and Commercial Paper [Line Items]
Maximum ratio of debt to EBITDA	5.5
Mar20 And Subsequent Quarters [Member] | Williams Companies Inc [Member]
Credit Facility and Commercial Paper [Line Items]
Maximum ratio of debt to EBITDA	5.0